UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21665

                     HATTERAS MULTI-STRATEGY TEI FUND, L.P.
               (Exact name of registrant as specified in charter)

                         8816 SIX FORKS ROAD, SUITE 107
                          RALEIGH, NORTH CAROLINA 27615
               (Address of principal executive offices) (Zip code)

                                DAVID B. PERKINS
                         8816 SIX FORKS ROAD, SUITE 107
                          RALEIGH, NORTH CAROLINA 27615
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (919) 846-2324

                        Date of fiscal year end: MARCH 31

                  Date of reporting period: SEPTEMBER 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Stockholders is attached herewith.


                     HATTERAS MULTI-STRATEGY TEI FUND, L.P.

                        CONSOLIDATED FINANCIAL STATEMENTS

                          FOR THE PERIOD APRIL 1, 2005
             (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 2005
                                    UNAUDITED

                     HATTERAS MULTI-STRATEGY TEI FUND, L.P.

                          FOR THE PERIOD APRIL 1, 2005
             (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 2005
                                    UNAUDITED

                                TABLE OF CONTENTS

Consolidated Statement of Financial Condition..............................    1
Consolidated Statement of Operations.......................................    2
Consolidated Statement of Changes in Partners' Capital.....................    3
Consolidated Statement of Cash Flows.......................................    4
Consolidated Notes to Financial Statements.................................    5
Other Information..........................................................   11
Financial Statements of Hatteras Master Fund, L.P..........................    I

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

CONSOLIDATED STATEMENT OF FINANCIAL CONDITION
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investments in Hatteras Master Fund, L.P., at fair value (cost $7,845,627)    $  8,248,601
Cash and cash equivalents                                                          128,178
Interest receivables                                                                   729
Investment in Hatteras Master Fund, L.P. paid in advance                         3,245,918
Receivable from management reimbursement                                            11,620
Prepaid insurance                                                                   18,000
                                                                              ------------
       TOTAL ASSETS                                                             11,653,046
                                                                              ------------

LIABILITIES AND PARTNERS' CAPITAL
Contributions received in advance                                                3,055,844
Organization fees payable                                                           28,634
Professional fees payable                                                           19,409
Accounting and administration fees payable                                           7,200
Servicing fees payable                                                               5,402
Custodian fees payable                                                               2,930
Investor servicing fees payable                                                      2,858
Other accrued expenses                                                               9,321
                                                                              ------------
       TOTAL LIABILITIES                                                         3,131,598

PARTNERS' CAPITAL                                                             $  8,521,448
                                                                              ------------

TOTAL LIABILITIES AND PARTNERS' CAPITAL                                       $ 11,653,046
                                                                              ============

                 See Consolidated Notes to Financial Statements

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

CONSOLIDATED STATEMENT OF OPERATIONS
FOR THE PERIOD APRIL 1, 2005 (COMMENCEMENT OF OPERATIONS)
THROUGH SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

NET INVESTMENT LOSS ALLOCATED FROM HATTERAS MASTER FUND, L.P.
       Dividends                                                        $    6,652
       Interest                                                              1,314
       Expenses                                                            (44,095)
                                                                        ----------
       NET INVESTMENT LOSS ALLOCATED FROM HATTERAS MASTER FUND, L.P.       (36,129)
                                                                        ----------

FUND INVESTMENT INCOME
       Interest                                                              4,909
                                                                        ----------

FUND EXPENSES -OPERATING EXPENSES:
       Organization expense                                                143,279
       Professional fees                                                    27,718
       Service fees                                                         23,527
       Registration fees                                                    18,000
       Accounting and administration fees                                   10,800
       Investor servicing fees                                               3,950
       Custody fees                                                          4,448
       Other expenses                                                        4,520
                                                                        ----------
       TOTAL OPERATING EXPENSES                                            236,242
       Reimbursement from investment manager                               (42,807)
                                                                        ----------
       NET OPERATING EXPENSES                                              193,435
                                                                        ----------

NET INVESTMENT LOSS                                                       (224,655)
                                                                        ----------
UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM
    HATTERAS MASTER FUND, L.P.
       Net change in unrealized appreciation on investments                439,103
                                                                        ----------

NET INCREASE IN PARTNERS' CAPITAL RESULTING FROM OPERATIONS             $  214,448
                                                                        ==========

                 See Consolidated Notes to Financial Statements

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

CONSOLIDATED STATEMENT OF CHANGES IN PARTNERS' CAPITAL
FOR THE PERIOD APRIL 1, 2005 (COMMENCEMENT OF OPERATIONS)
THROUGH SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 GENERAL        LIMITED          TOTAL
                                                                PARTNERS'      PARTNERS'       PARTNERS'
                                                                 CAPITAL        CAPITAL         CAPITAL
                                                               ------------------------------------------
PARTNERS' CAPITAL, BEGINNING OF PERIOD                         $        --                    $        --

       Capital contributions                                            --      8,307,000       8,307,000

       Capital withdrawals                                              --             --              --

       Net investment loss                                              --       (224,655)       (224,655)

       Net change in unrealized appreciation on investments
             in Underlying Funds                                        --        439,103         439,103

       Accrued incentive allocation from April 1, 2005
            to September 30,2005                                    27,538        (27,538)             --
                                                               ------------------------------------------

PARTNERS' CAPITAL, END OF PERIOD                               $    27,538    $ 8,493,910     $ 8,521,448
                                                               ==========================================

                 See Consolidated Notes to Financial Statements

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

CONSOLIDATED STATEMENT OF CASH FLOWS
FOR THE PERIOD APRIL 1, 2005 (COMMENCEMENT OF OPERATIONS)
THROUGH SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in partners' capital resulting from operations                  $     214,448
    Adjustments to reconcile net increase in partners' capital from investment operations to net cash used for operating activites:
     Increase in investment in Hatteras Master Fund, L.P.                       (7,845,627)
     Unrealized appreciation on investments in Hatteras Master Fund, L.P.         (402,974)
     Interest receivable                                                              (729)
     Investment in Hatteras Master Fund, L.P. paid in advance                   (3,245,918)
     Receivable from management reimbursement                                      (11,620)
     Prepaid insurance                                                             (18,000)
     Organization fees payable                                                      28,634
     Professional fees payable                                                      19,409
     Accounting and administration fees payable                                      7,200
     Servicing fees payable                                                          5,402
     Custodian fees payable                                                          2,930
     Investor servicing fees payable                                                 2,858
     Other accrued expenses                                                          9,321
                                                                             -------------
        NET CASH USED IN OPERATING ACTIVITIES                                  (11,234,666)
                                                                             -------------

CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital contributions                                                        11,362,844
   Capital withdrawals                                                                  --
                                                                             -------------
        NET CASH PROVIDED BY FINANCING ACTIVITIES                               11,362,844
                                                                             -------------

Net change in cash and cash equivalents                                            128,178
Cash and cash equivalents at beginning of period                                        --
                                                                             -------------
Cash and cash equivalents at end of period                                   $     128,178
                                                                             =============

                 See Consolidated Notes to Financial Statements

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Hatteras Multi-Strategy TEI Fund, L.P (the "Fund") was organized as a limited partnership under the laws of the State of Delaware on October 29, 2004. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund is designed for investment primarily by tax-exempt and tax-deferred investors. The Fund's investment objective is to generate consistent long-term appreciation and returns across all market cycles. Investors who acquire interests in the Fund ("Interests") are the limited partners (each, a "Limited Partner" and together, the "Limited Partners") of the Fund. To achieve its objective, the Fund will provide its limited partners with access to a broad range of investment strategies and asset categories, trading advisors ("Advisors") and overall asset allocation services typically available on a collective basis to larger institutions through an investment of substantially all of its assets in the Hatteras Multi-Strategy Offshore Fund, LDC, a Cayman Islands limited duration company with the same investment objective as the Fund (the "Offshore Fund"). The Offshore Fund will in turn invest substantially all of its assets in the Hatteras Master Fund, L.P., a Delaware limited partnership (the "Master Fund"), which is also registered under the 1940 Act.

      The Master Fund is managed by Hatteras Investment Partners, LLC (the "Investment Manager"), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Offshore Fund will serve solely as an intermediate entity through which the Fund will invest in the Master Fund. The Offshore Fund will make no independent investment decisions and has no investment or other discretion over the investable assets. The Fund and the Offshore Fund both commenced operations on April 1, 2005.

      The Fund owns 100% of the beneficial interests of the Offshore Fund, and the Offshore Fund owns 5.55% of the beneficial interests in the Master Fund. These financials statements are the consolidation of the Fund and the Offshore Fund. Inter company balances have been eliminated through consolidation.

      Hatteras Investment Management, LLC, a Delaware limited liability company, serves as the General Partner of the Fund ("General Partner"). The General Partner has appointed a Board of Directors ("Board") and, to the fullest extent permitted by applicable law, has irrevocably delegated to the Board its rights and powers to monitor and oversee the business affairs of the Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Fund's business.

2.    SIGNIFICANT ACCOUNTING POLICIES

      These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      A.    VALUATION

      Valuation of the Fund's interest in the Master Fund is based on the investment in underlying securities held by the Master Fund. The Master Fund will value interests in the Underlying Funds (as defined in attached Master Fund financial statements) at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed and the differences could be material. The accounting policies of the Master Fund, including the valuation of securities held by the Master Fund, will directly affect the Fund and are discussed in the Notes to Financial Statements of the Master Fund which are attached to this report.

      B.    ALLOCATION FROM MASTER FUND

      As required by accounting principles generally accepted in the United States of America, the Fund records its allocated portion of income, expense, realized gains and losses and unrealized gains and losses from the Master Fund.

      C.    FUND LEVEL INCOME AND EXPENSES

      Interest income on any cash or cash equivalents held by a Fund and not invested into the Master Fund will be recognized on the accrual basis. Expenses that are specifically attributed to the Fund are charged to the Fund. The Fund will also bear, as an investor in the Master Fund, through its investment in the Offshore Fund, its allocable portion of the fees and expenses of the Master Fund and the Offshore Fund. Because the Fund bears its proportionate share of the management fees of the Master Fund, the Fund does not pay any additional compensation directly to the Investment Manager.

      In accordance with the Private Placement Memorandum, the Fund is amortizing organizational expenses over a sixty-month period. For financial statement purposes, in order to comply with accounting principles generally accepted in the United States of America, the Fund expensed the unamortized amount of organizational expenses during the current period.

      D.    TAX BASIS REPORTING

      Because the Master Fund invests primarily in investment funds that are treated as partnerships for U.S. Federal tax purposes, the tax character of the Fund's allocated earnings is established dependent upon the tax filings of the investor partnerships. Accordingly, the tax basis of these allocated earnings and the related balances are not available as of the reporting date.

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      E.    CASH AND CASH EQUIVALENTS

      Cash and cash equivalents includes amounts held in interest bearing overnight accounts. At September 30, 2005, the Fund held $128,178 in an interest bearing cash account at PNC Bank.

      F.    USE OF ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

3.    ALLOCATION OF LIMITED PARTNERS' CAPITAL ACCOUNT

      Net profits or net losses of the Fund for each Allocation Period ("Allocation Period") will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses (including private placement and organizational expenses) during an allocation period, adjusted to exclude any items to be allocated among the capital accounts of the Limited Partners other than in accordance with the Limited Partners' respective investment percentages.

      Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month; (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased; (4) the day on which interests are repurchased; or (5) the day on which any amount is credited to or debited from the capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all limited partners in accordance with their respective investment percentages in the Master Fund.

      The Fund will maintain a separate capital account ("Capital Account") on its books for each Limited Partner. Each Limited Partner's capital account will have an opening balance equal to the Limited Partner's initial contribution to the capital of the Fund (i.e., the amount of the investment less any applicable sales load), and thereafter, will be (i) increased by the amount of any additional capital contributions by such Limited Partner; (ii) decreased for any payments upon repurchase or in redemption of such Limited Partner's Interest or any distributions in respect of such Limited Partner; and (iii) increased or decreased as of the close of each Allocation Period by such Limited Partner's allocable share of the net profits or net losses of the Fund.

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

4.    RELATED PARTY TRANSACTIONS AND OTHER

      In consideration for investor services, the Fund will pay Hatteras Investment Partners, LLC (in such capacity, the "Servicing Agent") an investor servicing fee at the annual rate of 0.75% of the net asset value of the Interests beneficially owned by customers of the Servicing Agent or any service provider who has entered into a service provider agreement with the Servicing Agent. The investor servicing fees payable to the Servicing Agent will be borne by all Partners of the Fund pro rata. The Servicing Agent may waive (to all investors on a pro-rata basis) or pay to third parties all or a portion of any such fees in its sole discretion.

      The Fund paid a Servicing Fee for the period April 1, 2005 through June 30, 2005, based on the net asset value of all Partners' Capital Accounts as of the first business day of each fiscal quarter. Effective July 1, 2005, the Servicing Fee computation has been changed to the aggregate value of outstanding Interests held by Limited Partners of the Fund on the last day of the month (before repurchase of Interests or performance allocation).

      The General Partner generally receives an annual performance based allocation (the "Performance Allocation") with respect to the Capital Account of each Limited Partner. The Performance Allocation is calculated generally as of the end of each calendar year. The Performance Allocation with respect to a Limited Partner's Capital Account is equal to 10% of the amount by which the excess, if any, of net profit over net loss allocated to such Limited Partner for the calendar year exceeds (a) any Loss Carryforward Amount (as defined below) for such Limited Partner plus (b) the non-cumulative "hurdle amount" (an annualized return on the Capital Account balance of such Limited Partner as of the last day of the preceding calendar year at a rate equal to the yield to maturity of the 90-day United States Treasury Bill as reported by the Wall Street Journal on the last day of the preceding calendar year). The Performance Allocation with respect to each applicable Limited Partner's Capital Account shall be deducted from such Capital Account and allocated to the Capital Account of the General Partner. If at the end of any calendar year, the Net Losses allocated to a Limited Partner's Capital Account exceed the Net Profits so allocated, then a Loss Carryforward Amount shall be established for that Limited Partner. No Performance Allocation shall be deducted from the Capital Account of any Limited Partner unless the excess of Net Profits over Net Losses subsequently allocated exceeds any Loss Carryforward Amount for that Limited Partner. If a Limited Partner withdraws completely from the Fund other than at the end of a calendar year, a Performance Allocation shall be made with respect to such Limited Partner's Capital Account as of the date of complete withdrawal as if such date were the end of a calendar year and the hurdle amount will be pro rated.

      PFPC Inc. serves as administrator, accounting and investor servicing agent to the Fund and provides certain accounting, recordkeeping and investor related services. PFPC Trust Co. provides custodial services to the Fund.

5.    FEDERAL INCOME TAXES

      For federal income tax purposes, the Fund is treated as a partnership, and each limited partner in the Fund is treated as the owner of its proportionate share of the net assets, income, expenses, and the realized and unrealized gains (losses) of the Fund. Accordingly, no federal, state or local income

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

5.    FEDERAL INCOME TAXES (CONTINUED)

      taxes have been provided on profits of the Fund since the partners are individually liable for the taxes on their share of the Fund's income.

6.    RISK FACTORS

      An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

7.    REPURCHASE OF PARTNERS' INTERESTS

      The Fund intends to conduct quarterly repurchase offers for the redemption of the Interests at their net asset value determined as of approximately March 31, June 30, September 30 and December 31 of each year beginning on March 31, 2006 (each such date, a "Valuation Date"). A Limited Partner may participate in a repurchase offer only after 12 consecutive months as Limited Partner in the Fund. However, the General Partner retains the discretion to approve such redemption offers and, therefore, there are no assurances that the General Partner will, in fact, decide to undertake any repurchase offer. The General Partner may also permit repurchases at other times, in its sole discretion. A Limited Partner may participate in a repurchase offer only after 12 consecutive months as Limited Partner in the Fund. The Fund's assets consist primarily of its interest in the Master Fund (held through its investment in the Offshore Fund).
      Accordingly, the Fund will be required to liquidate a portion of its interest in the Master Fund in order to fund repurchases. In order to liquidate its interest in the Master Fund, the Offshore Fund (which is effectively controlled by the Fund's Board) must accept repurchase offers made by the Master Fund and distribute the proceeds of such repurchases to the Fund.

      The Fund does not intend to distribute to the Limited Partners any of the Fund's income, but intends to reinvest substantially all income and gains allocable to the Limited Partners. A Limited Partner may therefore be allocated taxable income and gains and not receive any cash distribution.

8.    GUARANTEES

      In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

9.    CONSOLIDATED FINANCIAL HIGHLIGHTS

      The financial highlights are intended to help you understand the Fund's financial performance for the past period. The total returns in the table represent the rate that a Limited Partner would have earned or lost on an investment in the Fund.

      The ratios and total return amounts are calculated based on the Limited Partner group taken as a whole. The General Partner interest is excluded from the calculations. Individual Limited Partner's ratios or returns may vary from the table below based on incentive arrangements and the timing of capital transactions.

      The ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly Limited Partner capital. The ratios include the Fund's proportionate share of the Master Fund's income and expenses.

      Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period. The total return amounts have not been annualized.

                                                                                            PERIOD FROM
                                                                                           APRIL 1, 2005
                                                                                          (COMMENCEMENT OF
                                                                                           OPERATIONS) TO
                                                                                         SEPTEMBER 30, 2005
                                                                                         ------------------
      Total return amortizing organization expenses
          and before Incentive Allocation*                                                       4.62%
      Organization expense                                                                      (1.52)%
      Incentive Allocation                                                                      (0.50)%
                                                                                               ------
      Total net return after amortizing organization expense and Incentive Allocation            2.60%
                                                                                               ======

      Net assets, end of period (000)                                                          $8,521

      Portfolio Turnover                                                                            0%

      Annualized ratios:
      Net investment loss before Incentive Allocation                                           (7.44)%

      Operating expenses, excluding expenses reimbursement                                       9.28%
      Incentive Allocation**                                                                     0.46%
                                                                                               ------
      Total expenses and Incentive Allocation before expense reimbursement                       9.74%
      Expenses reimbursement                                                                    (1.42)%
                                                                                               ------
      Net expenses                                                                               8.32%
                                                                                               ======

*     RETURN IS INDICATIVE OF AMORTIZING ORGANIZATIONAL EXPENSES OVER 60 MONTHS.

**    INCENTIVE ALLOCATION RATIO IS NOT ANNUALIZED.

HATTERAS MULTI-STRATEGY TEI FUND, L.P.

OTHER INFORMATION -SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING

For free information regarding how the Fund voted proxies during the period ended June 30, 2005, or to obtain a free copy of the Fund's complete proxy voting policies and procedures, call 1-800-348-1824 or visit the SEC's website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                           HATTERAS MASTER FUND, L.P.

                              FINANCIAL STATEMENTS

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005
                                    UNAUDITED

                           HATTERAS MASTER FUND, L.P.

                   FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005
                                    UNAUDITED

                                TABLE OF CONTENTS

Schedule of Investments ...................................................    1
Statement of Financial Condition ..........................................    3
Statement of Operations ...................................................    4
Statement of Changes in Partners' Capital .................................    5
Statement of Cash Flows ...................................................    6
Notes to Financial Statements .............................................    7
Other Information .........................................................   14

HATTERAS MASTER FUND FUND, L.P.

SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                         COST            FAIR VALUE
                                                    -------------      -------------
INVESTMENTS IN UNDERLYING FUNDS (99.71%)

 ABSOLUTE RETURN (a), (b) (17.95%)
   AQR Global Asset Institutional Fund II, L.P.      $   4,289,864      $   4,390,577
   Courage Special Situations Fund, L.P.                 4,827,675          4,978,406
   M&M Arbitrage, LLC                                    4,646,299          4,645,642
   Silverback Partners, L.P.                             4,397,274          3,773,803
   Smith Breeden Mortgage Partners L.P.                  4,413,258          4,505,365
   Titan Global Return Fund, LLC                         2,393,908          2,169,536
   Wellington Partners, LLC                              1,785,759          1,840,395
                                                                        -------------
                                                                           26,303,724
                                                                        -------------
 ENERGY AND NATURAL RESOURCES (a), (b) (11.14%)
   BlackRock All-Cap Global Resources Fund               2,000,000          2,693,148
   Cambridge Energy, L.P.                                4,566,534          5,575,482
   EnerVest Energy Institutional Fund X-A, L.P.          1,036,326          1,009,434
   Southport Energy Plus Partners, L.P.                  5,083,819          7,044,684
                                                                        -------------
                                                                           16,322,748
                                                                        -------------
 ENHANCED FIXED INCOME (a), (b) (20.33%)
   BDC Partners I, L.P.                                  5,000,000          5,249,438
   Contrarian Capital Fund I, L.P.                       6,880,064          7,530,090
   GMO Global Bond Fund, L.P.                            4,619,587          4,303,125
   Greylock Global Opportunity Fund, L.P.                4,922,405          5,110,251
   Lazard Emerging Income, L.P.                          3,000,000          3,044,322
   Ore Hill Fund L.P.                                    4,221,928          4,543,267
                                                                        -------------
                                                                           29,780,493
                                                                        -------------
 OPPORTUNISTIC EQUITY (a), (b) (33.05%)
   CCM International Small Cap Value Fund, L.P.          2,029,762          2,077,065
   CCM Small Cap Value Qualified Fund, L.P.              2,500,000          2,644,784
   CRM Windridge Partners, L.P.                          3,022,017          3,071,968
   GMO Mean Reversion Fund A                             5,770,065          6,092,032
   GMO US Aggressive Long/Short Fund                     4,247,757          4,351,663
   Gradient Europe Fund LP                               1,000,000          1,381,280
   Healthcor, L.P.                                       3,000,000          3,009,000
   Sci-Tech Investment Partners, L.P.                    2,295,782          2,349,762
   SCP Domestic Fund, L.P.                               4,002,947          4,540,757
   SR Global Fund LP (Class C) International             3,457,674          4,434,173
   SR Global Fund LP (Class G) Emerging                  4,281,970          5,258,850
   SR Global Fund LP (Class H) Japan                     3,665,240          4,405,925
   The Platinum Fund Ltd.                                2,535,461          2,672,961
   Witches Rock Fund, L.P.                               2,003,000          2,133,771
                                                                        -------------
                                                                           48,423,991
                                                                        -------------

                        See Notes to Financial Statements

HATTERAS MASTER FUND FUND, L.P.

--------------------------------------------------------------------------------

                                                                 COST            FAIR VALUE
                                                            -------------      -------------
INVESTMENTS IN UNDERLYING FUNDS (99.71%) (CONTINUED)

 PRIVATE EQUITY COMPOSITE (a), (b) (7.53%) (CONTINUED)
   Crosslink Crossover Fund IV, L.P.                        $   4,883,399      $   5,180,996
   Pipe Equity Partners LLC                                     2,324,693          2,496,868
   Protege Partners, L.P.                                       2,031,000          2,150,418
   Roundtable Healthcare Partners II, L.P.                        376,318            376,318
   Sanderling Venture Partners VI Co-Investment
     Fund, L.P.                                                   150,000            150,000
   Sanderling Venture Partners VI, L.P.                           150,000            150,000
   Sterling Capital Partners II, L.P.                             231,336            231,336
   VCFA Private Equity Partners IV, L.P.                          349,750            291,657
                                                                               -------------
                                                                                  11,027,593
                                                                               -------------
 REAL ESTATE COMPOSITE (9.71%)
   ING Clarion CRA Hedge Fund, L.P. (a), (b)                    5,356,915          5,620,359
   Mercury Special Situations Fund, LP (a), (b                  3,000,000          2,927,003
   Security Capital Preferred Growth, Inc. (b)                  1,714,043          1,814,328
   Transwestern Mezzanine Realty Partner II, LLC (b)              710,281            737,840
   Wells Street Partners, LLC (a), (b)                          2,886,675          3,129,041
                                                                               -------------
                                                                                  14,228,571
                                                                               -------------

   INVESTMENTS IN UNDERLYING FUNDS (COST $136,060,785)                           146,087,120

   OTHER ASSETS IN EXCESS OF LIABILITIES (0.29%)                                     431,224
                                                                               -------------

   PARTNERS' CAPITAL - 100.00%                                                 $ 146,518,344
                                                                               =============

(a) - Non-income producing securities

(b) - Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and value of restricted securities as of September 30, 2005 was $136,060,785 and $146,087,120, respectively.

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.

STATEMENT OF FINANCIAL CONDITION - SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
Investments in Underlying Funds, at fair value (cost $136,060,785)  $146,087,120
Cash and cash equivalents                                              2,084,325
Dividends and interest receivables                                        24,440
Investment in Underlying Funds paid in advance                         3,000,000
Prepaid insurance                                                         31,500
Other assets                                                               5,923
                                                                    ------------
       TOTAL ASSETS                                                  151,233,308
                                                                    ------------

LIABILITIES AND PARTNERS' CAPITAL
Contributions received in advance                                      4,370,221
Management fees payable                                                  123,738
Professional fees payable                                                 66,379
Organizational fees payable                                               54,393
Accounting and administration fees payable                                52,829
Custodian fees payable                                                     3,291
Investor servicing fees payable                                              200
Other accrued expenses                                                    43,913
       TOTAL LIABILITIES                                               4,714,964
                                                                    ------------

PARTNERS' CAPITAL                                                   $146,518,344
                                                                    ------------

TOTAL LIABILITIES AND PARTNERS' CAPITAL                             $151,233,308
                                                                    ============

                       See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.

STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005
(UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividends                                                       $   147,100
    Interest                                                             32,223
                                                                    -----------
    TOTAL INVESTMENT INCOME                                             179,323
                                                                    -----------

OPERATING EXPENSES:
    Management fees                                                     673,978
    Professional fees                                                    77,834
    Accounting and administration fees                                   77,576
    Insurance                                                            63,000
    Risk management expense                                              57,450
    Board of directors' fees                                             20,000
    Custody fees                                                          5,489
    Investor servicing fees                                                 300
    Other expenses                                                       33,799
                                                                    -----------
    TOTAL OPERATING EXPENSES                                          1,009,426
                                                                    -----------
    NET INVESTMENT LOSS                                                (830,103)
                                                                    -----------

UNREALIZED GAIN ON INVESTMENTS IN UNDERLYING FUNDS
       NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS           9,241,690
                                                                    -----------

NET INCREASE IN PARTNERS' CAPITAL RESULTING FROM OPERATIONS         $ 8,411,587
                                                                    ===========

                       See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL - PERIOD ENDED MARCH 31, 2005 AND SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  GENERAL          LIMITED             TOTAL
                                                                 PARTNERS'        PARTNERS'           PARTNERS'
                                                                  CAPITAL          CAPITAL             CAPITAL
                                                                -------------------------------------------------
PARTNERS' CAPITAL AT JANUARY 1, 2005                             $     --      $     100,000       $     100,000
     (COMMENCEMENT OF OPERATIONS)

     Capital contributions                                             --         35,596,058          35,596,058

     Transfer in-kind subscriptions (Note 1)                           --         89,006,951          89,006,951

     Capital withdrawals                                               --         (8,000,000)         (8,000,000)

     Net investment loss                                               --           (528,428)           (528,428)

     Net realized loss on investments in Underlying Funds              --           (132,580)           (132,580)

     Net increase in unrealized appreciation on investments
           in Underlying Funds                                         --            784,645             784,645
                                                                -------------------------------------------------

PARTNERS' CAPITAL AT MARCH 31, 2005                              $     --      $ 116,826,646       $ 116,826,646

     Capital contributions                                             --         23,330,111          23,330,111

     Capital withdrawals                                               --         (2,050,000)         (2,050,000)

     Net investment loss                                               --           (830,103)           (830,103)

     Net increase in unrealized appreciation on investments
           in Underlying Funds                                         --          9,241,690           9,241,690
                                                                -------------------------------------------------

PARTNERS' CAPITAL AT SEPTEMBER 30, 2005                          $     --      $ 146,518,344       $ 146,518,344
                                                                =================================================

                       See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.

STATEMENT OF CASH FLOWS - FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005
(UNAUDITED)
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in partners' capital resulting from operations                            $   8,411,587
       Adjustments to reconcile net increase in partners' capital from investment operations to net cash used for operating activities:
           Puchases of Underlying Funds                                                  (25,198,536)
           Proceeds from redemption of Underlying Funds                                    4,225,920
           Increase in unrealized appreciation on investments in Underlying Funds         (9,241,690)
           Decrease in prepaid insurance                                                      63,000
           Increase in dividends and interest receivables                                    (24,440)
           Increase in investment in Underlying Funds paid in advance                     (3,000,000)
           Increase in other assets                                                           (5,923)
           Decrease in organization fees payable                                             (25,246)
           Increase in management fees payable                                               123,738
           Increase in professional fees payable                                              26,129
           Increase in accounting and administration fees payable                              8,167
           Increase in custodian fees payable                                                  1,506
           Decrease in board of managers' fees payable                                        (2,500)
           Increase in investor servicing fees payable                                           125
           Increase in other accrued expenses                                                 40,382
                                                                                       -------------
                  NET CASH USED IN OPERATING ACTIVITIES                                  (24,597,781)
                                                                                       -------------

CASH FLOWS FROM FINANCING ACTVITIES:
       Capital contributions                                                              27,700,332
       Capital withdrawals                                                                (2,050,000)
                                                                                       -------------
                  NET CASH PROVIDED BY FINANCING ACTIVITIES                               25,650,332
                                                                                       -------------

Net change in cash and cash equivalents                                                    1,052,551
Cash and cash equivalents at beginning of period                                           1,031,774
                                                                                       -------------
Cash and cash equivalents at end of period                                             $   2,084,325
                                                                                       =============

                       See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.

NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

      Hatteras Master Fund, L.P. (the "Master Fund") was organized as a limited partnership under the laws of the State of Delaware on October 29, 2004. The Master Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. The Master Fund is managed by Hatteras Investment Partners LLC (the "Investment Manager"), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The objective of the Master Fund is to generate consistent long-term appreciation and returns across all market cycles. To achieve its objective, the Master Fund will provide its limited partners (each, a "Partner" and together, the "Partners") with access to a broad range of investment strategies and asset categories, trading advisors ("Advisors") and overall asset allocation services typically available on a collective basis to larger institutions. Generally, the Investment Manager intends to select Advisors that collectively employ widely diversified investment strategies and engage in such techniques as Opportunistic Equity, Enhanced Fixed Income, Absolute Return, Private Equity, Real Estate and Energy/Natural Resources. However, the Investment Manager may also retain Advisors who utilize other strategies. The Master Fund invests with each Advisor either by becoming a participant in an investment vehicle operated by the Advisor (an "Underlying Fund") or by placing asset in an account directly managed by the Advisor. The Master Fund commenced operations on January 3, 2005. Prior to January 3, 2005, the Master Fund engaged in no transactions other than those related to organizational matters and the sale of a $100,000 interest to Hatteras Diversified Strategies Fund, LP.

      Hatteras Investment Management LLC, a Delaware limited liability company, serves as the General Partner of the Master Fund ("General Partner"). The General Partner has initially appointed a Board of Directors ("Board") and, to the fullest extent permitted by applicable law, has irrevocably delegated to the Board its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Master Fund's business.

      On January 1, 2005, the Fund received capital contributions totaling $116,269,458, including contributions in the form of transfer-in-kind from Hatteras Diversified Strategies Fund, LP and Hatteras Diversified Strategies Offshore Fund, Ltd. for $72,386,769 and $16,620,182, respectively. In addition, the Hatteras Diversified Strategies Offshore Fund, Ltd. transferred receivables in the amount of $17,242,388 and liquidated $10,020,119 of the Fund's securities at December 31, 2004 and reinvested the proceeds in the Master Fund.

2.    SIGNIFICANT ACCOUNTING POLICIES

      These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

HATTERAS MASTER FUND, L.P.

--------------------------------------------------------------------------------

      2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      A.    INVESTMENT VALUATION - INVESTMENTS IN UNDERLYING FUNDS

      The Master Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board. Investments in Underlying Funds are subject to the terms of the Underlying Funds'offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' Advisors as required by the Underlying Funds' offering documents. If the Investment Manager determines that the most recent value reported by the Underlying Fund does not represent fair value or if the Underlying Fund fails to report a value to the Master Fund, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

      B.    INVESTMENT INCOME

      Interest income is recorded on the accrual basis. The Underlying Funds generally do not make regular cash distributions of income and gains and so are generally considered non-income producing securities, however the Master Fund owns two securities that are income producing and disburse regular cash distributions.

      C.    FUND EXPENSES

      The Master Fund will bear all expenses incurred in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Board.

      In accordance with the Private Placement Memorandum, the Master Fund is amortizing organizational expenses over a sixty-month period. For financial statement purposes, in order to comply with accounting principles generally accepted in the United States of America, the Fund expensed the unamortized amount of organizational expenses during the current period.

      D.    INCOME TAXES

      The Master Fund is treated as a partnership for federal income tax purposes and therefore not subject to federal income tax. For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund's income, gain, loss, deductions and credits.

HATTERAS MASTER FUND, L.P.

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      E.    CASH AND CASH EQUIVALENTS

      Cash and cash equivalents includes amounts held in interest bearing overnight accounts. At September 30, 2005, the Master Fund held $2,084,325 in an interest bearing cash account at PNC Bank.

      F.    USE OF ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3.    ALLOCATION OF PARTNERS' CAPITAL ACCOUNT

      Net profits or net losses of the Master Fund for each Allocation Period (as defined below) will be allocated among and credited to or debited against the capital accounts of the Partners. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Partner other than an amount to be credited to or debited from the capital accounts of all Partners in accordance with their respective investment percentages.

4.    MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

      The Investment Manager is responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Master Fund (the "Investment Management Agreement"). Under the Investment Management Agreement, the Investment Manager is responsible for developing, implementing and supervising the Fund's investment program.

      In consideration for such services, the Master Fund pays the Investment Manager a monthly management fee equal to 1/12th of 1.00% (1.00% on an annualized basis) of the aggregate value of its net assets determined as of the last day of the month (before repurchase of interests). Prior to July 1, 2005, the Master Fund paid a management fee based on the net asset value as of the first business day of each fiscal quarter.

HATTERAS MASTER FUND, L.P.

--------------------------------------------------------------------------------

4.    MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

      Each member of the Board who is not an "interested person" of the Master Fund, as defined by the 1940 Act ("Independent Board"), receives an annual retainer of $10,000. All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

      PFPC Trust Company serves as custodian of the Master Fund's assets and provides custodial services for the Master Fund. PFPC Inc. serves as administrator and accounting agent to the Master Fund and provides certain accounting, record keeping and investor related services. The Master Fund pays a monthly fee to the administrator based upon average partners' capital, subject to certain minimums.

5.    INVESTMENT TRANSACTIONS

      Total purchases of Underlying Funds for the six months ended September 30, 2005, amounted to $25,198,536. Total proceeds from sales of Underlying Funds for the six months ended September 30, 2005, amounted to $4,225,920. The cost of investments in Underlying Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Underlying Funds. The Master Fund has not received information from the Underlying Funds as to the amounts of taxable income allocated to the Master Fund as of September 30, 2005.

6.    UNDERLYING FUNDS

      The following is a summary of the investment objective and liquidity provisions of the Underlying Funds that exceeded 5% of the Master Fund's net assets at September 30, 2005.

      Contrarian Capital Fund I, L.P. seeks to maximize total return through investment in a broad based distressed securities portfolio of predominantly U.S. corporate obligations and, to a lesser extent, real estate and non-U.S. restructurings. The Uunderlying Fund may also invest up to 20% of its assets in securities for which there is no ready market. The Underlying Fund allows for redemptions as of the last business day of any fiscal year on a 90 day written notice, after one fiscal year has elapsed.

7.    RISK FACTORS

      An investment in the Master Fund involves significant risks that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

HATTERAS MASTER FUND, L.P.

--------------------------------------------------------------------------------

8.    REPURCHASE OF PARTNERS' INTERESTS

      The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase interests from Partners pursuant to written tenders by Partners at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board that the Master Fund offer to repurchase interests from Partners quarterly as of approximately March 31, June 30, September 30 and December 31 of each year beginning on March 31, 2006.

      The Master Fund does not intend to distribute to the Partners any of the Master Fund's income, but intends to reinvest substantially all income and gains allocable to the Partners. A Partner may therefore be allocated taxable income and gains and not receive any cash distribution.

9.    GUARANTEES

      In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.   COMMITMENTS

      As of September 30, 2005, the Master Fund had outstanding investment commitments to Underlying Funds totaling $11,292,891.

11.   FINANCIAL HIGHLIGHT INFORMATION

      The financial highlights are intended to help you understand the Master Fund's financial performance for the past period. The total returns in the table represent the rate that limited partner would have earned or lost on an investment in the Master Fund.

      The ratios and total return amounts are calculated based on the limited partner group taken as a whole. The General Partner interest is excluded from the calculations. An individual limited partner's results may vary from those shown below due to the timing of capital transactions.

      The ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly limited partner capital. The ratios do not reflect the Master Fund's proportionate share of income and expenses from Underlying Funds.

      Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period. The total return amounts have not been annualized.

HATTERAS MASTER FUND, L.P.

--------------------------------------------------------------------------------

11.   FINANCIAL HIGHLIGHT INFORMATION (CONTINUED)

                                                                             FOR THE SIX          PERIOD FROM
                                                                            MONTHS ENDED        JANUARY 1, 2005
                                                                             SEPTEMBER 30,      (COMMENCEMENT OF
                                                                                 2005            OPERATIONS) TO
                                                                             (UNAUDITED):        MARCH 31, 2005:
                                                                            --------------      ------------------
     Total return amortizing organizational expenses*                            6.17%                     0.23%

     Total return after expensing organizational expenses                        6.17%                     0.17%

     Portfolio turnover                                                          3.22%                     3.72%

     ANNUALIZED RATIOS:

     Total  expenses                                                             1.51%                     1.50%

     Net investment loss                                                        (1.24)%                   (1.43)%

----------
* Return is indicative of amortizing organizational expenses over 60 months.

HATTERAS MASTER FUND, L.P.

--------------------------------------------------------------------------------

12.   PARTNER VOTING RESULTS

On May 27, 2005, the Partners of the Master Fund approved (i) the election of the Board of Directors of the Fund ("Proposal 1") and (ii) the approval of a new investment management agreement between the Master Fund and Hatteras Investment Partners LLC ("Proposal 2"). The results of the voting on the proposals were as follows:

PROPOSAL 1

                                                                                                 % OF
                                                DOLLARS                % OF                      TOTAL
                                                 VOTED                 VOTED              OUTSTANDING DOLLARS
                                             --------------         ------------         ---------------------
     For...............................      124,905,152.90            100.00%                  100.00%

     Withhold..........................                0.00              0.00%                    0.00%

PROPOSAL 2

                                                                                                 % OF
                                                DOLLARS                % OF                      TOTAL
                                                 VOTED                 VOTED              OUTSTANDING DOLLARS
                                             --------------         ------------         ---------------------
     For...............................      121,450,047.54             97.23%                   97.23%

     Against...........................        3,455,105.36              2.77%                    2.77%

     Abstain...........................                0.00              0.00%                    0.00%

HATTERAS MASTER FUND, L.P.

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING

For free information regarding how the Master Fund voted proxies during the period ended June 30, 2005, or to obtain a free copy of the Master Fund's complete proxy voting policies and procedures, call 1-800-348-1824 or visit the SEC's website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Fund's Form N-Q is available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling (800) SEC-0330.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1)      Not applicable.

      (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)      Not applicable.

      (b)         Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)      HATTERAS MULTI-STRATEGY TEI FUND, L.P.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ DAVID B. PERKINS
                         -------------------------------------------------------
                           David B. Perkins, President & Chief Executive Officer (principal executive officer)

Date      DECEMBER 5, 2005
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ DAVID B. PERKINS
                         -------------------------------------------------------
                           David B. Perkins, President & Chief Executive Officer (principal executive officer)

Date      DECEMBER 5, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ J. MICHAEL FIELDS
                         -------------------------------------------------------
                           J. Michael Fields, Chief Financial  Officer
                           (principal financial officer)

Date      DECEMBER 5, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.